Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Disclosure of detailed information about intangible assets

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Acquisition value
At January 1, 2022	5,442	11,709	35,872	7,155	60,177
Additions	362	184	—	2,619	3,165
Acquisition of a subsidiary	1,241	—	8,613	—	9,855
Disposals	(267)	(1,142)	—	—	(1,409)
Transfer between accounts	137	1,908	—	(1,248)	797
Currency translation	(1)	20	(54)	1	(33)
Other	—	—	—	—	—
At December 31, 2022	6,915	12,679	44,431	8,527	72,552
Additions	327	1,006	—	1,685	3,018
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(132)	(4,504)	—	(45)	(4,680)
Transfer between accounts	129	7,458	—	(7,603)	(16)
Currency translation	0	11	241	—	252
Other	—	—	—	—	—
At December 31, 2023	7,239	16,649	44,673	2,564	71,125
Additions	315	79	—	1,477	1,871
Acquisition of a subsidiary	122	—	2,938	—	3,060
Disposals	(11)	(278)	—	—	(289)
Transfer between accounts	102	1,413	—	(1,516)	0
Currency translation	1	(33)	(139)	(2)	(173)
Other	—	—	—	—	—
At December 31, 2024	7,768	17,830	47,472	2,523	75,593

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Amortization & Impairments
At January 1, 2022	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Amortization charge for the year	(1,729)	(1,416)	(3,780)	—	(6,926)
Impairments	(29)	(672)	—	—	(702)
Disposals	267	1,142	—	—	1,408
Transfer between accounts	—	—	—	—	—
Currency translation	0	(15)	67	—	52
At December 31, 2022	(4,829)	(10,799)	(16,957)	(2,090)	(34,676)
Amortization charge for the year	(755)	(3,027)	(2,722)	—	(6,504)
Impairments	—	—	(2,915)	—	(2,915)
Disposals	132	4,504	—	—	4,636
Transfer between accounts	—	—	—	—	—
Currency translation	(0)	(10)	(191)	—	(202)
Other	—	—	—	—	—
At December 31, 2023	(5,453)	(9,333)	(22,785)	(2,090)	(39,661)
Amortization charge for the year	(531)	(3,763)	(2,095)	—	(6,389)
Impairments	—	(46)	—	—	(46)
Disposals	11	278	—	—	289
Transfer between accounts	(0)	(0)	—	—	(0)
Currency translation	(0)	33	154	—	187
Other	—	—	—	—	—
At December 31, 2024	(5,973)	(12,830)	(24,726)	(2,090)	(45,619)

Net carrying value
At December 31, 2024	1,794	4,999	22,746	433	29,973
At December 31, 2023	1,786	7,316	21,887	474	31,464
At December 31, 2022	2,086	1,879	27,474	6,437	37,875
At January 1, 2022	2,105	1,869	22,628	5,065	31,668